CONSOLIDATED STATEMENTS OF CASH FLOWS - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from / (used in) operating activities
Receipts from customers	$ 758,452	$ 964,520	$ 1,482,970
Payments to suppliers and employees	(6,394,985)	(7,816,924)	(9,276,907)
Interest received	15,218	38,765	67,099
Net cash flows from / (used in) operating activities	(5,621,315)	(6,813,639)	(7,726,838)
Cash flows (used in)/ from investing activities
Proceeds from the sale of plant and equipment		52,650	7,131
Purchases of plant and equipment	(2,385)	(234,799)	(303,462)
Net cash flows (used in)/ from investing activities	(2,385)	(182,149)	(296,331)
Cash flows (used in)/ from financing activities
Proceeds from the issue of shares		8,049,369
Equity transaction costs	(9,963)	(1,234,430)	(1,654)
Facility fee rebate		295,110
Net cash flows (used in)/ from financing activities	(9,963)	7,110,049	(1,654)
Net (decrease)/ increase in cash and cash equivalents	(5,633,663)	114,261	(8,024,823)
Cash and cash equivalents at beginning of year	10,988,255	11,179,687	18,341,357
Net foreign exchange difference	132,443	(305,693)	863,153
Cash and cash equivalents at end of year	$ 5,487,035	$ 10,988,255	$ 11,179,687